PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ARIZONA TAX-EXEMPT FUND

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

HIGH YIELD MUNICIPAL FUND

INTERMEDIATE TAX-EXEMPT FUND

LIMITED TERM TAX-EXEMPT FUND

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

TAX-EXEMPT FUND

(TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED SEPTEMBER 9, 2022 TO

THE FUNDS’ PROSPECTUS AND SAI DATED JULY 29, 2022, AS SUPPLEMENTED

1.

Stephanie L. Woeppel is no longer a portfolio manager of the Funds. Patrick D. Quinn and Adam M. Shane will remain as portfolio managers of the Funds. All references to Stephanie L. Woeppel in the Funds’ Prospectus and SAI are hereby deleted.

2.	The first table in the Funds’ SAI under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – PORTFOLIO MANAGERS” is replaced with the following:

PORTFOLIO MANAGERS

The portfolio managers for the Funds are listed in the chart below.

Fund	Portfolio Manager(s)
Global Tactical Asset Allocation Fund	James D. McDonald, Daniel J. Phillips, Christopher Shipley* and Timothy Johnson*
Income Equity Fund	Sridhar Kancharla, Reed A. LeMar and Jeffrey D. Sampson
International Equity Fund	Mark C. Sodergren and Michael R. Hunstad
Large Cap Core Fund	Mark C. Sodergren and Michael R. Hunstad
Large Cap Value Fund	Mark C. Sodergren and Sridhar Kancharla
Small Cap Value Fund	Robert H. Bergson and Michael R. Hunstad
Small Cap Core Fund	Robert H. Bergson and Michael R. Hunstad
Global Sustainability Index Fund	Brent D. Reeder and Steven J. Santiccioli
Emerging Markets Equity Index Fund	Robert D. Anstine and Brent D. Reeder
Global Real Estate Index Fund	Brent D. Reeder and Volter Bagriy
International Equity Index Fund	Brendan E. Sullivan and Brent D. Reeder
Mid Cap Index Fund	Brent D. Reeder and Lucy A. Johnston
Small Cap Index Fund	Brent D. Reeder and Shivani Shah
Stock Index Fund	Brent D. Reeder and Chris J. Jaeger
Arizona Tax-Exempt Fund	Adam M. Shane* and Patrick D. Quinn*
Bond Index Fund	Kevin J. O’Shaughnessy and Chaitanya Mandavakuriti
California Intermediate Tax-Exempt Fund	Adam M. Shane and Patrick D. Quinn*
California Tax-Exempt Fund	Adam M. Shane and Patrick D. Quinn*
Core Bond Fund	Morten Olsen and Daniel J. Personette
Fixed Income Fund	Morten Olsen and Daniel J. Personette
High Yield Fixed Income Fund	Eric R. Williams and Benjamin J. McCubbin
High Yield Municipal Fund	Adam M. Shane and Patrick D. Quinn*
Intermediate Tax-Exempt Fund	Adam M. Shane* and Patrick D. Quinn*
Short Bond Fund	Bilal Memon and Mousumi Chinara
Limited Term Tax-Exempt Fund	Adam M. Shane* and Patrick D. Quinn*
Limited Term U.S. Government Fund	Michael R. Chico and Daniel J. Personette
Tax-Advantaged Ultra-Short Fixed Income Fund	Patrick D. Quinn and Adam M. Shane*
Tax-Exempt Fund	Adam M. Shane* and Patrick D. Quinn*
Ultra-Short Fixed Income Fund	Morten Olsen and Bilal Memon
U.S. Government Fund	Michael R. Chico and Daniel J. Personette
U.S. Treasury Index Fund	Michael R. Chico and Daniel J. Personette
U.S. Quality ESG Fund	Jeffrey D. Sampson and Peter M. Zymali
Active M Emerging Markets Equity Fund	Christopher E. Vella
Active M International Equity Fund	Christopher E. Vella
Multi-Manager Emerging Markets Debt Opportunity Fund	Christopher E. Vella
Multi-Manager Global Listed Infrastructure Fund	Christopher E. Vella
Multi-Manager Global Real Estate Fund	Christopher E. Vella
Multi-Manager High Yield Opportunity Fund	Christopher E. Vella
Northern Engage360TM Fund	Christopher E. Vella and Luis Diez

*	Became a Portfolio Manager effective July 29, 2022.

Please retain this supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI MuniFds (9/22)